Use Of Judgements And Estimates - Additional Information (Detail) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Aug. 31, 2024	Jun. 30, 2023
Disclosure Of Use Of Estimates And Judgements [Line Items]
Debt instrument face value	€ 198,469	€ 207,357
Par value per share		€ 3.05		€ 1.24	€ 2.58
Gains (losses) on change in fair value of derivatives	€ 1,081	€ 6,476	€ 80,748